Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Nasdaq 100 Income Target ETF (QQQT)

listed on The Nasdaq Stock Market, LLC

Defiance S&P 500 Income Target ETF (SPYT)

Defiance R2000 Income Target ETF (IWMT)

each listed on NYSE Arca, Inc.

(the “Funds”)

June 28, 2024

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated March 6, 2024,

and where applicable a Fund’s Summary Prospectus

Effective immediately, all references to Mick Brokaw in each Summary Prospectus (as applicable), Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.